ATR QM Data Fields
Loans in Report: 2

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
242NQM693	XXXXXXXXX	Not covered/exempt	No	No
242NQM694	XXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
2